RELATED-PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Due to insurer	$ 85,682,183		$ 49,162,017	$ 39,698,867
Hagerty Holding Corp.
Related Party Transaction [Line Items]
Percentage of ownership interest held					75.00%
Percentage of ownership interest held by minority interest					25.00%
Markel- affiliated carriers | Alliance Agreement
Related Party Transaction [Line Items]
Due to insurer	$ 79,336,222		$ 45,651,483	$ 36,045,659
Percent of total	93.00%		93.00%	91.00%
Commission revenue	$ 152,268,330	$ 129,041,585	$ 216,032,812	$ 177,400,188
Percent of total	92.00%	91.00%	91.00%	88.00%